Employee Benefit Plans (Pension and other postretirement welfare plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Arrangement with Individual, Employer Contribution	$ 17	$ 11	$ 0
Postemployment Benefits Liability	20	24
Remy
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Pension Plan, Liabilities, Noncurrent	(19)	(32)
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	0
Defined Benefit Plan, Fair Value of Plan Assets	0
Pension Expense		0
Chicago Title Company
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Pension Plan, Liabilities, Noncurrent	(6)	(23)
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	167	185
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.12%	3.24%
Defined Benefit Plan, Fair Value of Plan Assets	173	162
Pension Expense	$ 9	$ 10	$ 9
UNITED STATES | Remy
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.73%	3.85%
UNITED KINGDOM | Remy
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.27%	4.10%